Dividends paid	12 Months Ended
Dec. 31, 2024
Dividends paid
Dividends paid

24.Dividends paid

	2024	2023
	US$’000	US$’000
Final dividend paid in respect of FY 2023 of US$0.90 (2023: in respect of FY 2022 of US$0.52) per share	118,387	68,731
Interim dividend paid in respect of Q1 2024 of US$1.00 (2023: in respect of Q1 2023 of US$0.95) per share	131,752	125,734
Interim dividend paid in respect of Q2 2024 of US$0.58 (2023: in respect of Q2 2023 of US$0.81) per share	76,709	106,127
Interim dividend paid in respect of Q3 2024 of US$0.42 (2023: in respect of Q3 2023 of US$0.80) per share	61,613	104,901
	388,461	405,493

The Board has declared a final cash dividend of US$0.42 per share for 2024, amounting to US$63.6 million. Together with the interim dividend paid for Q1 2024 of US$1.00 per share, Q2 2024 of US$0.58 per share and Q3 2024 of US$0.42 per share, the total dividend payout for FY 2024 will amount to US$2.42 per share or US$333.7 million. The shares will be traded ex-dividend on and after 7 March 2025. The dividend will be payable on or about 24 March 2025 to shareholders of record as at 6 March 2025.